Derivative Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Notional principal amount	$ 465,000,000		$ 465,000,000
Derivative, maturity date			Jun. 30, 2022
Net loss for change in fair value of interest rate contracts	55,000		$ 500,000
Designated as Hedging Instruments
Derivative, amount of hedged item					$ 0	$ 0
Other (Expense) Income
Fair value gain (loss) recognized	(1,100,000)	$ 900,000	(1,200,000)	$ 500,000	(200,000)	100,000
Foreign Exchange Forward Contract
Notional principal amount	21,500,000		21,500,000		$ 18,300,000	$ 8,000,000
Interest Rate Cap
Notional principal amount	$ 500,000		$ 500,000